Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 27, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Income tax liability, interest and penalties								$ 14,500,000
Outstanding taxes paid	6,500,000
Tax adjustments										6,800,000
Increase in net income		6,800,000	2,100,000	100,000	4,600,000					6,800,000		4,700,000
Increase in diluted earnings per share		$ 0.07	$ 0.02		$ 0.05					$ 0.07		$ 0.05
Decrease in non-current deferred income taxes						1,000,000	700,000					700,000
Decrease in long-term income taxes payable						7,800,000	5,300,000					5,400,000
Number of customers representing more than 10 percent of revenue								0		0		0
Number of customers representing more than 10 percent of trade receivables								0		0		0
Percentage accounted by major customer								10.00%
Estimated useful lives of intangible assets amortized period, minimum years								2
Estimated useful lives of intangible assets amortized period, maximum years								15
Accumulated amortization of intangible assets		(203,570,000)						(251,876,000)		(203,570,000)
Aggregate amount of unrecognized accounts receivable and deferred revenue		33,000,000						29,000,000		33,000,000
Software development costs		0						0		0
Advertising costs								9,400,000		5,900,000		4,500,000
Foreign currency (loss) gains, net								$ (4,248,000)	[1]	$ (4,588,000)	[1]	$ 1,798,000	[1]
License revenue, percentage								6.00%
Standard payment terms								30 days
Deem payment dues								6 months
Liquid investments original maturities period								three months or less

[1]	Our foreign currency (losses) gains, net are predominantly attributable to the re-measurement gains or losses on our net balances of monetary assets and liabilities in our foreign subsidiaries which were primarily denominated in the Euro, and to a lesser extent, the British Pound and Canadian Dollar. The foreign currency re-measurement adjustments to these balance sheet items are calculated by comparing the currency spot rates at the end of a month to the spot rates at the end of the previous month.